INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of Current and Deferred Components of Income Tax

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Current tax expense	(26)	(14)	(32)
Deferred tax (expense) / benefit	(29)	31	14
Income tax (expense) / benefit	(55)	17	(18)

Schedule of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdiction
The Group's effective tax rate reconciliation is as follows:

	Year ended December 31,
(in millions of Euros)	2021	2020	2019
Income / (loss) before tax	317	(34)	82
Statutory tax rate applicable to the parent company (A)	28.4%	32.0%	34.4%
Income tax (expense) / benefit calculated at statutory tax rate	(90)	11	(28)

Effect of foreign tax rate (A)	15	2	3
Changes in recognized and unrecognized deferred tax assets (B)	24	15	(10)
Change in tax laws and rates (C)	—	—	21
Other	(4)	(11)	(4)
Income tax (expense) / benefit	(55)	17	(18)
Effective income tax rate	17%	49%	22%
(A)The parent company was a French company for the years ended December 31, 2021, 2020 and 2019. For the years ended December 31, 2021, 2020 and 2019, the effect of foreign tax rate resulted from the geographical mix of our pre-tax results.
(B)For the year ended December 31, 2021, the changes in recognized and unrecognized deferred tax assets mainly related to the recognition of deferred tax assets on temporary differences at one of our main operating entities in the United States. For the year ended December 31, 2020, the changes mainly related to recognized deferred tax assets on prior-year losses carried forward at one of our main operating entities in the United States, following some clarification on U.S. interest limitation rules and the CARES Act.
(C)For the year ended December 31, 2019, the change in tax laws and rates related mainly to the application of the Swiss Federal Tax Reform voted in May 2019 and enacted in the Canton where one of our entities is located.